INCOME TAXES (Tables)	9 Months Ended
Jul. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	July 31, 2025	October 31, 2024
Federal income tax benefit (provision) attributable to:
Current operations	$95,022	$43,707
Less: Utilization of NOL carry-forward	(9,178)	–
Less: valuation allowance	–	(43,707)
Net provision for federal income taxes	$85,844	$–

Schedule of net deferred tax

	July 31, 2025	October 31, 2024
Deferred tax asset attributable to:
Net operating loss carryover	$–	$9,178
Less: valuation allowance	–	(9,178)
Net deferred tax asset	$–	$–